PREPAID EXPENSES (Tables)	12 Months Ended
Nov. 30, 2023
Disclosure Of Detail Information About Prepaid Expenses [Abstract]
Disclosure of prepaid expenses [Table Text Block]
	November 30, 2023	November 30, 2022
Advertising and promotions	$-	$113
Investor relations	85,510	-
Professional fees	7,469	-
Consulting fees	80,000	-
Rent	-	8,247
Transfer agent and filing fees	7,143	13,748
Insurance	3,750	8,839
	$183,872	$30,947